Note 3 - Property and Equipment (10Q)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

3. PROPERTY AND EQUIPMENT

At June 30, 2023 and September 30, 2022, property and equipment consisted of:

	Estimated
	Useful Life (in years)	June 30, 2023	September 30, 2022

Furniture and fixtures	5	$9,357	$9,357
Leasehold improvements	Life of Lease	8,983	8,983
Computer equipment	3	14,416	14,416
Lab equipment	5	1,000	1,000
		33,756	33,756
Less - accumulated depreciation		33,028	31,712
Property and equipment, net		$728	$2,044

For the three months ended June 30, 2023 and 2022, depreciation expense recorded was $273 and $799, respectively. For the nine months ended June 30, 2023 and 2022, depreciation expense recorded was $1,316 and $2,397, respectively.

3.	PROPERTY AND EQUIPMENT

At September 30, 2022 and 2021, property and equipment consisted of:

	Estimated
	Useful Life (in years)	September 30, 2022	September 30, 2021

Furniture and fixtures	5	$9,357	$9,357
Leasehold improvements	Life of Lease	8,983	8,983
Computer equipment	3	14,416	14,416
Lab equipment	5	1,000	1,000
		33,756	33,756
Less - accumulated depreciation		31,712	28,516
Property and equipment, net		$2,044	$5,240

For the years ended September 30, 2022 and 2021 depreciation expense recorded was $3,196 and $2,587, respectively.